Stockholder's Equity (Tables)	3 Months Ended
Mar. 31, 2026
Stockholder's Equity
Schedule of assumptions used for estimating fair value of warrants

Expected volatility	92.51%
Risk-free interest rate	3.66%
Dividend yield	—%
Expected life of warrants (years)	5

Schedule of offering proceeds and related issuance costs

	Allocated	Allocated	Allocated
	Gross Proceeds	Issuance Costs	Net Proceeds
Common stock	1,208,186	168,891	1,039,295
Common Stock Warrants	1,977,998	276,502	1,701,497
Pre-Funded Warrants	755,014	105,542	649,471
Placement Agent Warrants	64,572	9,026	55,546
Total	4,005,770	559,962	3,445,808